Finance Costs (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Finance Cost [Abstract]
Summary of Finance Costs

	Year ended December 31
	2022	2021	2020
Cash finance expense
Interest on long-term debt	—	—	7,482
Other finance costs	178	40	286
	178	40	7,768
Non-cash finance expense (income)
Change in fair value of investments at FVTPL	36,087	3,300	—
Accretion on lease liabilities	5,903	776	89
Financial guarantee liability (recovery) expense	(59)	59	—
Accretion	—	—	1,622
Amortization of debt issue costs	—	—	1,782
Change in fair value of convertible notes	—	—	(7,141)
Other	89	154	(86)
	42,020	4,289	(3,734)
Interest income	(884)	(573)	(215)
	41,314	3,756	3,819